Derivatives - Schedule of Notional Amount of Non-trading Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Total notional non-trading	$ 512,740	$ 571,543
Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,507,299	1,805,298
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,345,173	1,649,296
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	130,162	123,349
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	4,197	3,199
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	27,767	29,454
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	877,004	1,112,887
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	837,815	1,077,788
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	8,855	4,525
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	4,197	3,199
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	26,137	27,375
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	313,461	337,374
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	313,461	337,374
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	316,790	353,745
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	193,897	234,134
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	121,263	117,532
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	1,630	2,079
Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Total notional non-trading	44	1,292
Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Total notional non-trading	$ 44	$ 1,292